Document And Entity Information	Mar. 28, 2025
Document Information [Line Items]
Entity, Registrant Name	National Presto Industries, Inc.
Document, Type	8-K
Document, Period End Date	Mar. 28, 2025
Entity, Incorporation, State or Country Code	WI
Entity, File Number	1-2451
Entity, Tax Identification Number	39-0494170
Entity, Address, Address Line One	3925 North Hastings Way
Entity, Address, City or Town	Eau Claire
Entity, Address, State or Province	WI
Entity, Address, Postal Zip Code	54703-3703
City Area Code	715
Local Phone Number	839-2121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	NPK
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000080172